AB Income Fund

Portfolio of Investments

January 31, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 49.3%
Spain – 1.7%
Spain Government Bond 3.20%, 10/31/203(a)	EUR	32,565	$38,554,201

United States – 47.6%
U.S. Treasury Bonds
3.00%, 08/15/2052	U.S.$	1,788	1,278,979
4.25%, 02/15/2054		66,375	59,900,664
4.25%, 08/15/2054		977	881,590
4.50%, 02/15/2044		67,207	64,957,141
4.625%, 05/15/2044		16,913	16,584,650
4.625%, 11/15/2045		4,500	4,388,027
4.625%, 02/15/2055		1,575	1,513,230
4.75%, 02/15/2045		15,035	14,933,984
4.75%, 08/15/2055		9,989	9,798,975
5.00%, 05/15/2045		34,942	35,794,019
U.S. Treasury Notes
3.50%, 01/15/2029		19,482	19,427,968
3.50%, 09/30/2029		23,028	22,883,876
3.625%, 08/31/2030		26,060	25,903,233
3.625%, 09/30/2030		10,798	10,730,513
3.625%, 12/31/2030		14,500	14,391,448
3.75%, 04/15/2028		9,240	9,278,259
3.875%, 06/30/2030		8,738	8,782,373
3.875%, 07/31/2030		44,674	44,897,571
3.875%, 08/31/2032		120,483	119,725,275
3.875%, 09/30/2032		26,850	26,671,699
3.875%, 12/31/2032		20,847	20,678,432
3.875%, 08/15/2034		3,267	3,202,681
4.00%, 07/31/2029		28,040	28,353,259
4.00%, 02/28/2030		36,500	36,884,961
4.00%, 03/31/2030		33,270	33,613,097
4.125%, 09/30/2027(b) (c)		177,111	178,799,493
4.125%, 07/31/2028		88,642	89,823,144
4.125%, 03/31/2029		15,230	15,454,880
4.125%, 10/31/2029		10,148	10,300,220
4.125%, 02/29/2032		26,128	26,398,466
4.125%, 03/31/2032		37,794	38,182,274
4.125%, 05/31/2032		44,744	45,163,475
4.25%, 06/30/2029		1,039	1,058,806
4.25%, 05/15/2035		5,395	5,411,779
4.50%, 11/15/2033		3,262	3,351,808
4.625%, 04/30/2029		6,175	6,360,250
4.625%, 02/15/2035		1,269	1,310,540
4.875%, 10/31/2028		36,260	37,462,529

			1,094,533,568

Total Governments - Treasuries (cost $1,133,235,563)			1,133,087,769

MORTGAGE PASS-THROUGHS – 27.7%
Agency Fixed Rate 30-Year – 27.7%
Federal Home Loan Mortgage Corp. Series 2025 5.50%, 09/01/2055		3,588	3,639,764

	Principal Amount (000)			U.S. $ Value
Federal National Mortgage Association Series 1998 8.00%, 06/01/2028	U.S.$	0	**	$47
Series 1999 7.50%, 11/01/2029		2		2,209
Series 2020 2.50%, 12/01/2050		75,600		64,195,995
Series 2022 3.00%, 03/01/2052		17,927		15,979,383
3.00%, 08/01/2052		11,744		10,446,156
Series 2024 3.00%, 07/01/2052		8,620		7,672,404
Government National Mortgage Association Series 2023 5.50%, 05/20/2053		6,046		6,150,710
5.50%, 08/20/2053		19,171		19,496,200
Series 2024 5.00%, 04/20/2054		262		262,418
Series 2026 2.00%, 02/01/2056, TBA		29,150		24,248,538
2.50%, 02/01/2056, TBA		29,325		25,389,902
4.50%, 02/01/2056, TBA		47,872		46,732,380
5.00%, 02/01/2056, TBA		11,200		11,196,660
5.50%, 02/01/2056, TBA		25,756		26,039,648
Uniform Mortgage-Backed Security Series 2026 2.00%, 02/01/2056, TBA		26,325		21,352,044
2.50%, 02/01/2056, TBA		44,355		37,641,108
3.00%, 02/01/2056, TBA		91,074		80,707,329
3.50%, 02/01/2056, TBA		18,572		17,175,147
4.00%, 02/01/2056, TBA		49,364		47,123,252
4.50%, 02/01/2056, TBA		16,839		16,492,481
5.00%, 02/01/2056, TBA		67,511		67,498,014
5.50%, 02/01/2056, TBA		32,237		32,696,698
6.00%, 02/01/2056, TBA		43,643		44,693,353
6.50%, 02/01/2056, TBA		10,035		10,391,321

Total Mortgage Pass-Throughs (cost $628,589,796)				637,223,161

CORPORATES - INVESTMENT GRADE – 18.1%
Industrial – 8.1%
Basic – 1.0%
Alpek SAB de CV 3.25%, 02/25/2031(a)		346		294,965
4.25%, 09/18/2029(a)		1,307		1,222,045
Anglo American Capital PLC 2.625%, 09/10/2030(a)		707		651,988
2.875%, 03/17/2031(a)		3,700		3,410,216
AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030		1,209		1,164,001
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029(a)		971		944,599
Freeport Indonesia PT 4.763%, 04/14/2027(a)		964		966,314
Glencore Funding LLC 5.186%, 04/01/2030(a)		3,022		3,110,212
Nexa Resources SA 6.75%, 04/09/2034(a)		2,066		2,237,840

	Principal Amount (000)		U.S. $ Value
Orbia Advance Corp. SAB de CV 2.875%, 05/11/2031(a)	U.S.$	3,275	$2,744,777
7.50%, 05/13/2035(a)		821	822,231
Sociedad Quimica y Minera de Chile SA 4.25%, 05/07/2029(a)		704	702,522
5.50%, 09/10/2034(a)		800	811,140
6.50%, 11/07/2033(a)		1,016	1,102,258
Suzano Austria GmbH 6.00%, 01/15/2029		3,008	3,106,362

			23,291,470

Capital Goods – 0.2%
Entegris, Inc. 4.75%, 04/15/2029(a)		5,500	5,499,120

Communications - Media – 0.6%
Grupo Televisa SAB 8.50%, 03/11/2032		289	314,727
Meta Platforms, Inc. 5.50%, 11/15/2045		4,157	3,997,579
5.75%, 11/15/2065		4,290	4,056,109
Prosus NV 3.061%, 07/13/2031(a)		3,143	2,872,702
3.68%, 01/21/2030(a)		3,239	3,113,845

			14,354,962

Communications - Telecommunications – 0.1%
TELUS Corp. 6.625%, 10/15/2055		71	72,581
6.625%, 06/09/2056		415	416,859
7.00%, 10/15/2055		731	764,480

			1,253,920

Consumer Cyclical - Automotive – 1.3%
American Honda Finance Corp. 4.45%, 01/08/2031		5,682	5,678,818
Ford Motor Co. 3.25%, 02/12/2032		9,159	8,157,463
Ford Motor Credit Co. LLC 6.05%, 03/05/2031		3,380	3,490,864
6.125%, 03/08/2034		1,474	1,507,136
General Motors Financial Co., Inc. 5.45%, 01/08/2036		772	774,941
Hyundai Capital America 4.25%, 01/08/2029(a)		278	278,253
4.55%, 09/26/2029(a)		2,007	2,021,591
5.25%, 01/08/2027(a)		949	960,407
5.30%, 06/24/2029(a)		2,780	2,866,069
5.35%, 03/19/2029(a)		4,737	4,881,810

			30,617,352

	Principal Amount (000)			U.S. $ Value

Consumer Cyclical - Entertainment – 0.1%
Carnival Corp. 4.00%, 08/01/2028(a)	U.S.$		2,838	$2,809,365
5.125%, 05/01/2029(a)			101	102,147
5.75%, 03/15/2030(a)			18	18,526
Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(a)			82	82,103

				3,012,141

Consumer Cyclical - Other – 0.4%
Flutter Treasury DAC 4.00%, 06/04/2031(a)		EUR	977	1,155,585
5.875%, 06/04/2031(a)		U.S.$	642	652,670
6.375%, 04/29/2029(a)			347	357,833
GENM Capital Labuan Ltd. 3.882%, 04/19/2031(a)			1,673	1,544,263
Las Vegas Sands Corp. 5.625%, 06/15/2028			3,940	4,033,142
Resorts World Las Vegas LLC/RWLV Capital, Inc. 4.625%, 04/16/2029(a)			1,100	1,003,332

				8,746,825

Consumer Cyclical - Restaurants – 0.1%
1011778 BC ULC/New Red Finance, Inc. 6.125%, 06/15/2029(a)			2,338	2,397,222

Consumer Cyclical - Retailers – 0.1%
Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(a)			2,313	2,332,799

Consumer Non-Cyclical – 0.8%
Altria Group, Inc. 5.625%, 02/06/2035			4,764	4,939,410
BAT Capital Corp. 4.625%, 03/22/2033			1,805	1,786,860
7.75%, 10/19/2032			439	512,243
Baxter International, Inc. 5.65%, 12/15/2035			2,674	2,693,975
Cencosud SA 5.95%, 05/28/2031(a)			855	896,946
Imperial Brands Finance PLC 5.625%, 07/01/2035(a)			4,472	4,572,531
Viatris, Inc. 2.70%, 06/22/2030			3,560	3,260,960

				18,662,925

Energy – 2.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 10/15/2033(a)			353	356,509
5.75%, 07/01/2034(a)			906	914,942
Cenovus Energy, Inc. 4.65%, 03/20/2031			2,169	2,166,462

	Principal Amount (000)		U.S. $ Value

Continental Resources, Inc./OK 2.875%, 04/01/2032(a)	U.S.$	865	$759,911
5.75%, 01/15/2031(a)		9,073	9,352,539
Eni SpA 5.75%, 05/19/2035(a)		5,735	6,008,961
Enterprise Products Operating LLC 5.20%, 01/15/2036		4,510	4,586,219
Harbour Energy PLC 6.327%, 04/01/2035(a)		3,175	3,244,628
ONEOK, Inc. 5.40%, 10/15/2035		5,500	5,543,780
Raizen Fuels Finance SA 5.70%, 01/17/2035(a)		993	770,072
6.25%, 07/08/2032(a)		2,296	1,931,510
6.45%, 03/05/2034(a)		1,554	1,278,165
6.70%, 02/25/2037(a)		3,175	2,580,919
Var Energi ASA 5.875%, 05/22/2030(a)		2,782	2,893,836
6.50%, 05/22/2035(a)		1,255	1,327,577
8.00%, 11/15/2032(a)		1,436	1,645,656
Woodside Finance Ltd. 6.00%, 05/19/2035		3,326	3,460,171

			48,821,857

Services – 0.3%
Amazon.com, Inc. 5.45%, 11/20/2055		2,281	2,220,553
Global Payments, Inc. 4.875%, 11/15/2030		1,826	1,825,854
5.20%, 11/15/2032		1,871	1,872,553

			5,918,960

Technology – 0.5%
Alphabet, Inc. 4.70%, 11/15/2035		645	641,801
5.45%, 11/15/2055		1,146	1,119,344
5.70%, 11/15/2075		1,146	1,124,249
Baidu, Inc. 3.425%, 04/07/2030		225	217,975
Lenovo Group Ltd. 3.421%, 11/02/2030(a)		509	483,362
Oracle Corp. 5.20%, 09/26/2035		5,831	5,557,584
SK hynix, Inc. 5.50%, 01/16/2029(a)		2,000	2,075,800

			11,220,115

Transportation - Airlines – 0.3%
AS Mileage Plan IP Ltd. 5.021%, 10/20/2029(a)		1,881	1,902,707
5.308%, 10/20/2031(a)		4,101	4,143,773

			6,046,480

	Principal Amount (000)		U.S. $ Value

Transportation - Railroads – 0.1%
Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(a)	U.S.$	441	$426,904
5.875%, 07/05/2034(a)		1,246	1,286,003

			1,712,907

Transportation - Services – 0.1%
Adani Ports & Special Economic Zone Ltd. 4.00%, 07/30/2027(a)		3,272	3,224,965

			187,114,020

Financial Institutions – 8.0%
Banking – 5.7%
AIB Group PLC 5.32%, 05/15/2031(a)		2,932	3,028,551
Ally Financial, Inc. 6.848%, 01/03/2030		2,409	2,550,842
6.992%, 06/13/2029		4,859	5,124,058
8.00%, 11/01/2031		75	84,986
Banco Santander SA 2.749%, 12/03/2030		1,330	1,212,441
3.225%, 11/22/2032		200	183,384
6.921%, 08/08/2033		7,600	8,389,716
Bank Leumi Le-Israel BM 7.129%, 07/18/2033(a)		1,300	1,356,472
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		2,576	2,677,340
Banque Federative du Credit Mutuel SA 4.541%, 01/15/2031(a)		1,684	1,680,649
5.106%, 01/15/2036(a)		417	415,807
Barclays PLC 4.942%, 09/10/2030		2,380	2,424,006
5.674%, 03/12/2028		1,312	1,334,199
5.785%, 02/25/2036		1,348	1,404,508
BPCE SA 5.389%, 05/28/2031(a)		665	683,467
5.417%, 01/13/2037(a)		2,162	2,154,973
5.876%, 01/14/2031(a)		2,640	2,755,975
CaixaBank SA 4.885%, 07/03/2031(a)		2,420	2,454,461
5.673%, 03/15/2030(a)		3,239	3,364,446
6.84%, 09/13/2034(a)		3,893	4,339,255
Capital One Financial Corp. 4.493%, 09/11/2031		2,404	2,387,340
4.722%, 01/30/2032		999	999,160
7.624%, 10/30/2031		3,035	3,406,970
7.964%, 11/02/2034		2,530	2,956,507
Citigroup, Inc. 4.503%, 09/11/2031		2,033	2,034,606
4.952%, 05/07/2031		3,482	3,551,327
5.592%, 11/19/2034		1,814	1,866,316
5.827%, 02/13/2035		691	714,694
Credit Agricole SA 4.818%, 09/25/2033(a)		3,121	3,108,547
5.862%, 01/09/2036(a)		2,177	2,285,676

	Principal Amount (000)			U.S. $ Value

Deutsche Bank AG/New York NY 3.729%, 01/14/2032	U.S.$		6,196	$5,873,003
4.95%, 08/04/2031			1,345	1,360,911
5.373%, 01/10/2029			1,855	1,894,474
HSBC Holdings PLC 4.619%, 11/06/2031			792	794,899
5.546%, 03/04/2030			4,880	5,057,486
7.399%, 11/13/2034			4,230	4,808,579
JPMorgan Chase & Co. 5.193%, 02/05/2037			4,601	4,585,035
Lloyds Banking Group PLC 5.462%, 01/05/2028			1,262	1,278,179
NatWest Group PLC 3.032%, 11/28/2035			723	668,515
4.964%, 08/15/2030			3,835	3,914,730
6.475%, 06/01/2034			982	1,033,211
Santander UK Group Holdings PLC 4.32%, 09/22/2029			3,685	3,689,680
5.694%, 04/15/2031			2,923	3,047,257
Societe Generale SA 5.249%, 05/22/2029(a)			914	932,307
5.519%, 01/19/2028(a)			10,276	10,406,300
Sumitomo Mitsui Financial Group, Inc. 4.494%, 01/15/2032			1,021	1,023,430
Synchrony Financial 5.45%, 03/06/2031			2,885	2,941,575
5.935%, 08/02/2030			2,476	2,564,616
7.25%, 02/02/2033			350	371,997
Toronto-Dominion Bank (The) 5.146%, 09/10/2034			1,362	1,385,222
UBS Group AG Series .14A 6.625%, 01/08/2031(a) (d)			2,264	2,277,041

				130,839,126

Finance – 0.1%
CFAMC II Co., Ltd. Series E 4.625%, 06/03/2026(a)			630	630,390
4.875%, 11/22/2026(a)			498	500,067

				1,130,457

Financial Services – 0.0%
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)			809	808,312

Insurance – 1.2%
Athene Global Funding 2.55%, 11/19/2030(a)			764	690,442
2.717%, 01/07/2029(a)			2,044	1,941,616
5.583%, 01/09/2029(a)			4,595	4,727,244
Centene Corp. 3.00%, 10/15/2030			5,634	5,043,951
Generali Series E 5.50%, 10/27/2047(a)		EUR	6,630	8,191,455

	Principal Amount (000)		U.S. $ Value

Hartford Insurance Group, Inc. (The) Series ICON 6.238% (CME Term SOFR 3 Month + 2.39%), 02/12/2047(a) (e)	U.S.$	3,275	$3,111,610
MetLife Capital Trust IV 7.875% (CME Term SOFR 3 Month + 3.96%), 12/15/2067(a) (e)		3,719	4,120,727

			27,827,045

REITs – 1.0%
GLP Capital LP/GLP Financing II, Inc. 5.25%, 02/15/2033		2,508	2,512,690
5.75%, 11/01/2037		2,000	1,984,700
Highwoods Realty LP 5.35%, 01/15/2033		1,410	1,414,526
Host Hotels & Resorts LP 4.25%, 12/15/2028		4,343	4,348,081
InRetail Shopping Malls 5.65%, 10/16/2032(a)		810	808,684
Newmark Group, Inc. 7.50%, 01/12/2029		2,276	2,430,768
Omega Healthcare Investors, Inc. 5.20%, 07/01/2030		1,543	1,570,203
Trust 2401 4.869%, 01/15/2030(a)		2,783	2,734,854
Trust Fibra Uno 4.869%, 01/15/2030(a)		1,436	1,403,504
Vornado Realty LP 3.40%, 06/01/2031		225	205,205
5.75%, 02/01/2033		2,908	2,942,314

			22,355,529

			182,960,469

Utility – 2.0%
Electric – 2.0%
Adani Transmission Step-One Ltd. 4.00%, 08/03/2026(a)		3,064	3,050,120
AES Panama Generation Holdings SRL 4.375%, 05/31/2030(a)		1,288	1,210,626
Alexander Funding Trust II 7.467%, 07/31/2028(a)		5,703	6,069,874
American Electric Power Co., Inc. 6.95%, 12/15/2054		1,130	1,211,665
Series D 6.05%, 03/15/2056		767	761,585
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		1,075	1,176,854
Chile Electricity PEC SpA Zero Coupon, 01/25/2028(a)		2,346	2,125,106
Cometa Energia SA de CV 6.375%, 04/24/2035(a)		723	757,818
Engie Energia Chile SA 6.375%, 04/17/2034(a)		1,354	1,444,122

	Principal Amount (000)		U.S. $ Value

FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(a)	U.S.$	415	$431,669
Israel Electric Corp., Ltd. Series G 4.25%, 08/14/2028(a)		3,850	3,810,307
Kallpa Generacion SA 5.875%, 01/30/2032(a)		543	565,358
LG Energy Solution Ltd. 5.375%, 04/02/2030(a)		3,987	4,105,247
LLPL Capital Pte. Ltd. 6.875%, 02/04/2039(a)		2,451	2,546,298
Minejesa Capital BV 4.625%, 08/10/2030(a)		2,967	2,954,066
Niagara Energy SAC 5.746%, 10/03/2034(a)		1,325	1,346,372
Niagara Mohawk Power Corp. 5.112%, 01/12/2036(a)		2,452	2,439,544
Public Service Co. of Colorado 5.15%, 09/15/2035		4,401	4,444,394
Virginia Electric & Power Co. Series C 4.90%, 09/15/2035		4,797	4,765,004
Vistra Operations Co. LLC 5.05%, 12/30/2026(a)		81	81,724

			45,297,753

Other Utility – 0.0%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.875%, 02/15/2039(a)		664	726,144

			46,023,897

Total Corporates - Investment Grade (cost $408,893,424)			416,098,386

COLLATERALIZED LOAN OBLIGATIONS – 6.6%
CLO - Floating Rate – 6.6%
AGL CLO 44 Ltd. Series 2025-44A, Class A 5.103% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(a) (e)		4,476	4,486,742
AIMCO CLO Series 2017-AA, Class AR2 4.808% (CME Term SOFR 3 Month + 1.14%), 01/20/2038(a) (e)		5,000	5,005,000
AIMCO CLO 23 Ltd. Series 2025-23A, Class A 4.798% (CME Term SOFR 3 Month + 1.13%), 04/20/2038(a) (e)		3,600	3,605,108
Apidos CLO Lii Series 2025-52A, Class A1 4.798% (CME Term SOFR 3 Month + 1.13%), 04/20/2038(a) (e)		4,800	4,801,200

	Principal Amount (000)		U.S. $ Value

Apidos CLO XXX Series XXXA, Class A1AR 4.748% (CME Term SOFR 3 Month + 1.08%), 10/18/2031(a) (e)	U.S.$	364	$364,449
Apidos Loan Fund Ltd. Series 2024-1A, Class A1R 4.918% (CME Term SOFR 3 Month + 1.25%), 10/25/2038(a) (e)		5,135	5,152,721
Bain Capital Credit CLO Ltd. Series 2021-4A, Class A1R 4.868% (CME Term SOFR 3 Month + 1.20%), 10/20/2034(a) (e)		5,176	5,186,585
Balboa Bay Loan Funding Ltd. Series 2021-1A, Class D 6.979% (CME Term SOFR 3 Month + 3.31%), 07/20/2034(a) (e)		2,750	2,721,738
Ballyrock CLO 32 Ltd. Series 2025-32A, Class A1A 4.879% (CME Term SOFR 3 Month + 1.21%), 01/25/2039(a) (e)		4,560	4,571,245
Black Diamond CLO Ltd. Series 2016-1A, Class A2AR 5.68% (CME Term SOFR 3 Month + 2.01%), 04/26/2031(a) (e)		5,300	5,303,546
Dryden 113 CLO Ltd. Series 2022-113A, Class AR3 4.762% (CME Term SOFR 3 Month + 1.09%), 10/15/2037(a) (e)		5,250	5,259,524
Goldentree Loan Management US CLO 8 Ltd. Series 2020-8A, Class ARR 4.818% (CME Term SOFR 3 Month + 1.15%), 10/20/2034(a) (e)		4,950	4,955,257
Golub Capital Partners CLO 50B-R Ltd. Series 2020-50A, Class A1R2 4.778% (CME Term SOFR 3 Month + 1.11%), 04/20/2035(a) (e)		690	691,569
Golub Capital Partners CLO 77 B Ltd. Series 2024-77A, Class A1 4.918% (CME Term SOFR 3 Month + 1.25%), 01/25/2038(a) (e)		4,800	4,810,387
GREYWOLF CLO VI Ltd. Series 2018-1A, Class A2 5.56% (CME Term SOFR 3 Month + 1.89%), 04/26/2031(a) (e)		2,194	2,195,691
Hartwick Park CLO Ltd. Series 2023-1A, Class AR 4.828% (CME Term SOFR 3 Month + 1.16%), 01/20/2037(a) (e)		5,000	5,014,210
Invesco CLO Ltd. Series 2021-2A, Class AR 4.772% (CME Term SOFR 3 Month + 1.10%), 07/15/2034(a) (e)		5,000	5,001,490

	Principal Amount (000)		U.S. $ Value

Magnetite LII Ltd. Series 2025-52A, Class A1 4.844% (CME Term SOFR 3 Month + 1.19%), 01/25/2039(a) (e)	U.S.$	4,600	$4,612,590
MidOcean Credit CLO XI Ltd. Series 2022-11A, Class A1R2 4.878% (CME Term SOFR 3 Month + 1.21%), 01/18/2036(a) (e)		5,000	5,014,275
Midocean Credit CLO XX Series 2025-20A, Class A1 4.961% (CME Term SOFR 3 Month + 1.23%), 01/20/2039(a) (e)		5,700	5,712,899
Neuberger Berman Loan Advisers CLO 47 Ltd. Series 2022-47A, Class AR 4.757% (CME Term SOFR 3 Month + 1.09%), 04/16/2035(a) (e)		612	612,906
Neuberger Berman Loan Advisers CLO 59 Ltd. Series 2024-59A, Class A1 4.961% (CME Term SOFR 3 Month + 1.29%), 01/23/2039(a) (e)		5,000	5,010,105
Oaktree CLO Ltd. Series 2024-28A, Class A 5.012% (CME Term SOFR 3 Month + 1.34%), 01/15/2038(a) (e)		5,000	5,018,825
OCP CLO Ltd. Series 2025-40A, Class A 4.811% (CME Term SOFR 3 Month + 1.14%), 04/16/2038(a) (e)		5,000	5,004,720
OZLM XVIII Ltd. Series 2018-18A, Class B 5.484% (CME Term SOFR 3 Month + 1.81%), 04/15/2031(a) (e)		4,953	4,977,177
Pikes Peak CLO 12 Ltd. Series 2023-12A, Class AR 4.888% (CME Term SOFR 3 Month + 1.22%), 04/20/2038(a) (e)		3,600	3,605,886
PPM CLO 8 Ltd. Series 2025-8A, Class A1 4.938% (CME Term SOFR 3 Month + 1.27%), 04/20/2038(a) (e)		5,000	5,012,095
Regatta XVI Funding Ltd. Series 2019-2A, Class A1R 4.872% (CME Term SOFR 3 Month + 1.20%), 01/15/2033(a) (e)		5,164	5,163,857
Silver Point CLO 8 Ltd. Series 2025-8A, Class A1 4.882% (CME Term SOFR 3 Month + 1.21%), 04/15/2038(a) (e)		5,000	5,006,955
Sixth Street CLO 27 Ltd. Series 2024-27A, Class A 5.008% (CME Term SOFR 3 Month + 1.34%), 01/17/2038(a) (e)		5,000	5,017,005

	Principal Amount (000)		U.S. $ Value

Trestles CLO IX Ltd. Series 2025-9A, Class A1 5.13% (CME Term SOFR 3 Month + 1.26%), 01/15/2039(a) (e)	U.S.$	3,249	$3,255,459
Trinitas CLO XXXVII Ltd. Series 2025-37A, Class A1 4.893% (CME Term SOFR 3 Month + 1.22%), 01/22/2039(a) (e)		5,700	5,715,190
VERDE CLO Ltd. Series 2019-1A, Class ARR 4.782% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a) (e)		2,634	2,634,885
Voya CLO Ltd. Series 2022-3A, Class A1R2 4.798% (CME Term SOFR 3 Month + 1.13%), 10/20/2036(a) (e)		5,389	5,390,191
Series 2024-7A, Class A1 4.978% (CME Term SOFR 3 Month + 1.31%), 01/20/2038(a) (e)		5,000	5,012,120

Total Collateralized Loan Obligations (cost $150,654,645)			150,903,602

CORPORATES - NON-INVESTMENT GRADE – 4.5%
Industrial – 3.9%
Basic – 0.2%
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a) (f)		492	35,678
Celanese US Holdings LLC 7.00%, 02/15/2031		323	330,687
7.375%, 02/15/2034		537	546,661
Graphic Packaging International LLC 4.75%, 07/15/2027(a)		32	31,941
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)	EUR	3,768	3,609,787
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023(g) (h) (i) (j) (k)	U.S.$	1,407	0

			4,554,754

Capital Goods – 0.2%
Bombardier, Inc. 6.00%, 02/15/2028(a)		2	2,002
6.75%, 06/15/2033(a)		1,147	1,205,612
Efesto Bidco SpA Efesto US LLC Series XR 7.50%, 02/15/2032(a)		2,346	2,390,762

			3,598,376

Communications - Media – 0.5%
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	1,730	2,126,509

	Principal Amount (000)		U.S. $ Value

DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)	U.S.$	1,103	$1,108,272
10.00%, 02/15/2031(a)		1,171	1,206,388
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027(a)		2,841	1,984,524
Paramount Global 6.375%, 03/30/2062		1,669	1,568,760
Sinclair Television Group, Inc. 5.50%, 03/01/2030(a)		391	341,816
Versant Media Group, Inc. 7.25%, 01/30/2031(a)		950	973,370
Warnermedia Holdings, Inc. 5.05%, 03/15/2042		2,136	1,509,041
5.141%, 03/15/2052		430	285,038

			11,103,718

Communications - Telecommunications – 0.2%
Altice France SA 6.50%, 04/15/2032(a)		1,512	1,477,340
6.875%, 10/15/2030(a)		669	654,966
6.875%, 07/15/2032(a)		1,165	1,136,357
Fibercop SpA 6.00%, 09/30/2034(a)		1,080	1,058,087

			4,326,750

Consumer Cyclical - Automotive – 0.1%
Aston Martin Capital Holdings Ltd. 10.00%, 03/31/2029(a)		1,572	1,404,189
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(g) (h) (i) (j) (k) (l)		2,273	0
Exide Technologies (First Lien) 11.00%, 10/31/2024(g) (h) (i) (j) (k) (l)		933	0
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031		10	9,625
6.625%, 07/15/2030		554	566,554
IHO Verwaltungs GmbH 8.75% (8.75% Cash or 9.50% PIK), 05/15/2028(a) (f)	EUR	506	621,237
Nissan Motor Acceptance Co. LLC 6.125%, 09/30/2030(a)	U.S.$	424	422,838

			3,024,443

Consumer Cyclical - Entertainment – 0.2%
Lindblad Expeditions LLC 7.00%, 09/15/2030(a)		252	263,096
NCL Corp., Ltd. 5.875%, 01/15/2031(a)		734	735,732
Six Flags Entertainment Corp. 7.25%, 05/15/2031(a)		855	844,116
Viking Cruises Ltd. 5.875%, 10/15/2033(a)		1,710	1,733,786

			3,576,730

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Other – 0.6%
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.75%, 01/15/2033(a)	U.S.$	1,128	$1,120,815
Builders FirstSource, Inc. 6.75%, 05/15/2035(a)		2,609	2,741,720
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)		2,099	2,148,389
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.00%, 06/01/2029(a)		1,864	1,810,019
Installed Building Products, Inc. 5.625%, 02/01/2034(a)		130	130,941
Marriott Ownership Resorts, Inc. 6.50%, 10/01/2033(a)		944	897,650
Standard Building Solutions, Inc. 5.875%, 03/15/2034(a)		2,154	2,152,018
6.25%, 08/01/2033(a)		1,804	1,843,796

			12,845,348

Consumer Cyclical - Retailers – 0.3%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		2,910	2,955,949
7.375%, 08/01/2033(a)		1,457	1,476,553
Global Auto Holdings Ltd./AAG FH UK Ltd. 8.375%, 01/15/2029(a)		1,033	1,026,389
8.75%, 01/15/2032(a)		500	483,435
11.50%, 08/15/2029(a)		200	212,034
Kontoor Brands, Inc. 4.125%, 11/15/2029(a)		9	8,538
Park River Holdings, Inc. 8.00%, 03/15/2031(a)		376	387,114

			6,550,012

Consumer Non-Cyclical – 0.8%
Accendra Health, Inc. 6.625%, 04/01/2030(a)		168	94,075
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 5.50%, 03/31/2031(a)		935	938,394
5.75%, 03/31/2034(a)		617	606,628
Amneal Pharmaceuticals LLC 6.875%, 08/01/2032(a)		535	563,425
BioMarin Pharmaceutical, Inc. 5.50%, 02/15/2034(a)		297	298,200
CHS/Community Health Systems, Inc. 6.875%, 04/15/2029(a)		2,079	1,910,767
CVS Health Corp. 7.00%, 03/10/2055		3,261	3,409,734
Genmab A/S/Genmab Finance LLC 6.25%, 12/15/2032(a)		1,333	1,367,765

	Principal Amount (000)		U.S. $ Value

7.25%, 12/15/2033(a)	U.S.$	465	$491,514
Gruppo San Donato SpA 6.50%, 10/31/2031(a)	EUR	1,140	1,369,284
Mehilainen Yhtiot Oy 5.125%, 06/30/2032(a)		721	867,542
MPH Acquisition Holdings LLC 6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a) (f) (m)	U.S.$	2,303	1,966,627
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a) (f) (m)		428	449,933
Neogen Food Safety Corp. 8.625%, 07/20/2030(a)		1,594	1,699,443
Newell Brands, Inc. 8.50%, 06/01/2028(a)		1,092	1,145,639
Opal Bidco SAS 5.50%, 03/31/2032(a)	EUR	1,126	1,371,448
Organon & Co./Organon Foreign Debt Co-Issuer BV 5.125%, 04/30/2031(a)	U.S.$	256	232,397
Whirlpool Corp. 6.50%, 06/15/2033		306	301,838

			19,084,653

Energy – 0.6%
CNX Resources Corp. 6.00%, 01/15/2029(a)		437	439,701
Howard Midstream Energy Partners LLC 6.625%, 01/15/2034(a)		390	400,019
Murphy Oil Corp. 6.00%, 10/01/2032		358	357,359
NFE Financing LLC 12.00%, 11/15/2029(a) (i) (n)		13,356	4,723,523
SM Energy Co. 8.375%, 07/01/2028(a)		2,280	2,357,611
Sunoco LP 5.625%, 03/15/2031(a)		452	454,748
7.875%, 09/18/2030(a) (d)		1,438	1,483,383
Venture Global LNG, Inc. 8.125%, 06/01/2028(a)		1,342	1,373,980
9.50%, 02/01/2029(a)		786	837,373
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		389	400,429
6.50%, 06/15/2034(a)		646	669,508
Weatherford International Ltd. 6.75%, 10/15/2033(a)		905	937,136

			14,434,770

Other Industrial – 0.0%
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		457	447,791

	Principal Amount (000)		U.S. $ Value

Services – 0.1%
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)	U.S.$	696	$731,308
Belron UK Finance PLC 4.625%, 10/15/2029(a)	EUR	368	449,295
Garda World Security Corp. 6.50%, 01/15/2031(a)	U.S.$	1,109	1,136,991
Monitronics International, Inc. 9.125%, 04/01/2020(g) (h) (i) (k) (l)		1,835	0
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	866	1,044,528

			3,362,122

Transportation - Services – 0.1%
Loxam SAS 4.50%, 02/15/2027(a)		2,338	2,773,841

			89,683,308

Financial Institutions – 0.5%
Banking – 0.1%
Bread Financial Holdings, Inc. 6.75%, 05/15/2031(a)	U.S.$	1,144	1,177,119

Finance – 0.2%
Curo SPV LLC 13.00%, 08/21/2027(h) (k)		1,224	1,169,078
Enova International, Inc. 11.25%, 12/15/2028(a)		3,510	3,715,406
Rfna LP 7.875%, 02/15/2030(a)		397	399,628

			5,284,112

Financial Services – 0.1%
Asurion LLC & Asurion Co-Issuer, Inc. 8.00%, 12/31/2032(a)		1,202	1,256,595
Encore Capital Group, Inc. 6.625%, 04/15/2031(a)		2,265	2,286,223

			3,542,818

Insurance – 0.1%
Ardonagh Finco Ltd. 6.875%, 02/15/2031(a)	EUR	1,099	1,337,077

			11,341,126

Utility – 0.1%
Electric – 0.1%
NRG Energy, Inc. 5.75%, 07/15/2029(a)	U.S.$	924	927,299
6.00%, 01/15/2036(a)		1,152	1,163,577

			2,090,876

Total Corporates - Non-Investment Grade (cost $112,352,930)			103,115,310

	Principal Amount (000)		U.S. $ Value

ASSET-BACKED SECURITIES – 4.0%
Other ABS - Fixed Rate – 2.7%
Avant Loans Funding Trust Series 2024-REV1, Class A 5.92%, 10/15/2033(a)	U.S.$	5,275	$5,318,913
BHG Securitization Trust Series 2023-A, Class A 5.55%, 04/17/2036(a)		154	153,640
Castlelake Aircraft Structured Trust Series 2025-2A, Class A 5.465%, 08/15/2050(a)		3,870	3,902,339
Series 2025-3A, Class A 5.087%, 11/15/2050(a)		4,548	4,542,707
Cherry Securitization Trust Series 2024-1A, Class A 5.70%, 04/15/2032(a)		7,550	7,611,831
Series 2025-1A, Class A 6.13%, 11/15/2032(a)		3,400	3,452,417
Navigator Aviation Ltd. Series 2025-1, Class A 5.107%, 10/15/2050(a)		4,065	4,033,588
Pagaya Point of Sale Holdings Grantor Trust Series 2025-2, Class A 5.065%, 07/20/2033(a)		4,700	4,718,363
PK Alift Loan Funding 7 LP Series 2025-2, Class A 4.75%, 03/15/2043(a)		3,356	3,357,175
Republic Finance Issuance Trust Series 2024-A, Class A 5.91%, 08/20/2032(a)		5,840	5,898,992
Series 2024-B, Class A 5.42%, 11/20/2037(a)		3,800	3,868,364
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV 0.00%, 11/20/2035(h) (j) (k)		6,752	7,022,401
Sotheby’s Artfi Master Trust Series 2026-1A, Class A1 4.80%, 06/20/2033(a)		5,493	5,494,716
VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(a)		3,609	3,628,401

			63,003,847

Autos - Fixed Rate – 0.6%
ACM Auto Trust Series 2025-1A, Class A 5.38%, 06/20/2029(a)		595	594,839

	Principal Amount (000)		U.S. $ Value

Series 2025-3A, Class A 5.01%, 01/22/2030(a)	U.S.$	4,514	$4,509,125
Flagship Credit Auto Trust Series 2019-4, Class E 4.11%, 03/15/2027(a)		743	742,324
Hertz Vehicle Financing III LLC Series 2024-1A, Class A 5.44%, 01/25/2029(a)		3,486	3,553,594
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		1,322	1,337,953
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028(h) (i) (j) (k) (n)		2,185	1,900,834

			12,638,669

Other ABS - Floating Rate – 0.4%
Capital Street Master Trust Series 2024-1, Class A 5.057% (CME Term SOFR + 1.35%), 10/16/2028(a) (e)		1,749	1,748,925
Gracie Point International Funding LLC Series 2025-1A, Class A 5.30% (CME Term SOFR + 1.50%), 08/15/2028(a) (e)		5,500	5,509,410
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.30%, 09/15/2031(h) (j) (k)		2,566	2,580,360

			9,838,695

Credit Cards - Fixed Rate – 0.3%
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A 5.78%, 12/15/2032(a)		5,050	5,110,081
Mission Lane Credit Card Master Trust Series 2025-A, Class A 5.80%, 05/15/2030(a)		2,270	2,291,643

			7,401,724

Total Asset-Backed Securities (cost $92,593,012)			92,882,935

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.4%
Non-Agency Floating Rate – 1.5%
Cross Mortgage Trust Series 2025-H10, Class A1 4.968%, 01/25/2071(a)		1,447	1,452,433
Series 2025-H9, Class A1 5.036%, 11/25/2070(a)		3,406	3,423,532

	Principal Amount (000)		U.S. $ Value

First Horizon Alternative Mortgage Securities Trust Series 2007-FA2, Class 1A10 4.037% (CME Term SOFR 1 Month + 0.36%), 04/25/2037(e)	U.S.$	319	$70,291
GCAT Trust Series 2025-NQM7, Class A1 5.036%, 11/25/2070(a)		3,318	3,332,041
HOMES Trust Series 2025-NQM5, Class A1 5.027%, 09/25/2070(a)		3,277	3,292,401
Lehman XS Trust Series 2007-10H, Class 2AIO 3.186% (6.89% - CME Term SOFR 1 Month), 07/25/2037(e) (o)		136	18,103
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM10, Class A1 5.119%, 11/25/2070(a)		2,438	2,454,492
Series 2025-NQM9, Class A1 5.016%, 09/25/2070(a)		3,314	3,331,064
OBX Trust Series 2025-NQM21, Class A1 4.989%, 10/25/2065(a)		3,393	3,410,114
Series 2025-NQM23, Class A1 4.872%, 10/25/2065(a)		2,161	2,168,641
Series 2026-NQM2, Class A1 4.818%, 12/01/2065(a)		3,124	3,126,922
Santander Mortgage Asset Receivable Trust Series 2025-NQM6, Class A1 5.138%, 11/25/2065(a)		3,232	3,249,855
Verus Securitization Trust Series 2025-11, Class A1 4.914%, 11/25/2070(a)		3,404	3,415,370
Series 2025-12, Class A1 4.961%, 12/25/2070(a)		2,194	2,205,335

			34,950,594

Non-Agency Fixed Rate – 1.0%
Alternative Loan Trust Series 2006-24CB, Class A15 5.75%, 08/25/2036		774	381,194
Angel Oak Mortgage Trust Series 2025-13, Class A1 4.929%, 10/25/2070(a)		2,228	2,233,858
CHL Mortgage Pass-Through Trust Series 2007-3, Class A30 5.75%, 04/25/2037		439	187,167
Series 2007-HY4, Class 1A1 4.529%, 09/25/2047		119	107,531
Citigroup Mortgage Loan Trust Series 2007-AR4, Class 1A1A 4.568%, 03/25/2037		69	59,354

	Principal Amount (000)		U.S. $ Value

COOPR Residential Mortgage Trust Series 2026-CES1, Class A1A 4.874%, 01/01/2061(a)	U.S.$	2,964	$2,967,872
FIGRE Trust Series 2025-HE7, Class A 5.15%, 11/25/2055(a)		2,496	2,513,577
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		2,107	2,118,896
Series 2025-HE3, Class A1 5.053% (CME Term SOFR + 1.35%), 03/20/2056(a) (e)		2,675	2,686,880
RCKT Mortgage Trust Series 2025-CES11, Class A1A 4.966%, 11/25/2055(a)		3,364	3,375,503
Series 2025-CES12, Class A1A 5.027%, 11/25/2055(a)		2,550	2,562,718
Towd Point Mortgage Trust Series 2026-FIX1, Class A1 4.98%, 12/25/2065(a)		3,450	3,453,279
Wells Fargo Mortgage Backed Securities Trust Series 2007-AR7, Class A1 6.011%, 12/28/2037		319	288,588

			22,936,417

Risk Share Floating Rate – 0.6%
Connecticut Avenue Securities Trust Series 2022-R03, Class 1M2 7.197% (CME Term SOFR + 3.50%), 03/25/2042(a) (e)		2,657	2,731,301
Series 2023-R05, Class 1M1 5.597% (CME Term SOFR + 1.90%), 06/25/2043(a) (e)		2,432	2,452,066
Series 2023-R07, Class 2M1 5.647% (CME Term SOFR + 1.95%), 09/25/2043(a) (e)		1,192	1,196,884
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2023-HQA2, Class M1A 5.697% (CME Term SOFR + 2.00%), 06/25/2043(a) (e)		575	576,168
Series 2023-HQA3, Class A1 5.547% (CME Term SOFR + 1.85%), 11/25/2043(a) (e)		1,643	1,656,030
Federal National Mortgage Association Connecticut Avenue Securities Series 2016-C01, Class 2M2 10.762% (CME Term SOFR + 7.06%), 08/25/2028(e)		76	76,386
Series 2016-C02, Class 1M2 9.812% (CME Term SOFR + 6.11%), 09/25/2028(e)		99	99,184

	Principal Amount (000)		U.S. $ Value

Series 2016-C05, Class 2B 14.562% (CME Term SOFR + 10.86%), 01/25/2029(e)	U.S.$	2,702	$2,809,804
Series 2016-C07, Class 2B 13.312% (CME Term SOFR + 9.61%), 05/25/2029(e)		1,176	1,243,192

			12,841,015

Agency Floating Rate – 0.3%
Federal Home Loan Mortgage Corp. REMICS Series 3119, Class PI 3.378% (7.09% - CME Term SOFR), 02/15/2036(e) (o)		516	54,229
Series 3856, Class KS 2.728% (6.44% - CME Term SOFR), 05/15/2041(e) (o)		2,901	300,560
Series 4248, Class SL 2.228% (5.94% - CME Term SOFR), 05/15/2041(e) (o)		295	20,511
Series 4372, Class JS 2.278% (5.99% - CME Term SOFR), 08/15/2044(e) (o)		1,888	197,176
Series 4570, Class ST 2.178% (5.89% - CME Term SOFR), 04/15/2046(e) (o)		867	97,438
Series 4735, Class SA 2.378% (6.09% - CME Term SOFR), 12/15/2047(e) (o)		4,212	470,669
Series 4763, Class SB 3.178% (6.89% - CME Term SOFR), 03/15/2048(e) (o)		6,373	973,896
Series 4774, Class BS 2.378% (6.09% - CME Term SOFR), 02/15/2048(e) (o)		2,997	357,917
Series 4774, Class SL 2.378% (6.09% - CME Term SOFR), 04/15/2048(e) (o)		4,110	450,626
Series 4927, Class SJ 2.238% (5.94% - CME Term SOFR), 11/25/2049(e) (o)		1,699	181,553
Federal National Mortgage Association REMICS Series 2013-4, Class ST 2.338% (6.04% - CME Term SOFR), 02/25/2043(e) (o)		1,283	148,952
Series 2014-88, Class BS 2.338% (6.04% - CME Term SOFR), 01/25/2045(e) (o)		1,066	111,415
Series 2015-90, Class SA 2.338% (6.04% - CME Term SOFR), 12/25/2045(e) (o)		9,109	906,948
Series 2016-69, Class DS 2.288% (5.99% - CME Term SOFR), 10/25/2046(e) (o)		10,184	720,846

	Principal Amount (000)		U.S. $ Value

Series 2017-49, Class SP 2.338% (6.04% - CME Term SOFR), 07/25/2047(e) (o)	U.S.$	1,200	$137,925
Series 2018-32, Class SB 2.388% (6.09% - CME Term SOFR), 05/25/2048(e) (o)		2,254	250,931
Series 2018-45, Class SL 2.388% (6.09% - CME Term SOFR), 06/25/2048(e) (o)		1,684	198,044
Series 2018-57, Class SL 2.388% (6.09% - CME Term SOFR), 08/25/2048(e) (o)		4,547	525,916
Series 2018-58, Class SA 2.388% (6.09% - CME Term SOFR), 08/25/2048(e) (o)		2,249	255,735
Series 2018-59, Class HS 2.388% (6.09% - CME Term SOFR), 08/25/2048(e) (o)		5,261	595,944
Series 2019-25, Class SA 2.238% (5.94% - CME Term SOFR), 06/25/2049(e) (o)		2,065	215,870
Series 2019-60, Class SJ 2.238% (5.94% - CME Term SOFR), 10/25/2049(e) (o)		1,990	216,502

			7,389,603

Agency Fixed Rate – 0.0%
Federal National Mortgage Association REMICS Series 2016-26, Class IO 5.00%, 05/25/2046(p)		199	26,620

Total Collateralized Mortgage Obligations (cost $78,137,694)			78,144,249

EMERGING MARKETS - CORPORATE BONDS – 2.1%
Industrial – 1.7%
Basic – 1.0%
Braskem Idesa SAPI 6.99%, 02/20/2032(a) (i) (n)		912	597,360
7.45%, 11/15/2029(a) (i) (n)		3,551	2,310,813
Braskem Netherlands Finance BV 4.50%, 01/10/2028(a)		8,585	3,897,590
CSN Inova Ventures 6.75%, 01/28/2028(a)		1,286	1,231,216
CSN Resources SA 4.625%, 06/10/2031(a)		2,093	1,644,889
Indika Energy Tbk PT 8.75%, 05/07/2029(a)		791	790,209
Inversiones CMPC SA 6.70%, 12/09/2057(a)		693	697,522
Nickel Industries Ltd. 9.00%, 09/30/2030(a)		709	742,678
Sasol Financing USA LLC 8.75%, 05/03/2029(a)		3,183	3,257,641

	Principal Amount (000)		U.S. $ Value

Stillwater Mining Co. 4.00%, 11/16/2026(a)	U.S.$	4,290	$4,257,825
Vedanta Resources Finance II PLC 9.475%, 07/24/2030(a)		1,655	1,742,715
9.85%, 04/24/2033(a)		1,601	1,723,076

			22,893,534

Capital Goods – 0.0%
Ambipar Lux SARL 10.875%, 02/05/2033(a) (i) (n)		2,817	408,775

Communications - Telecommunications – 0.0%
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030(h) (j) (k)		89	889

Consumer Cyclical - Other – 0.1%
Melco Resorts Finance Ltd. 5.375%, 12/04/2029(a)		918	908,086
6.50%, 09/24/2033(a)		714	711,547
Studio City Co., Ltd. 7.00%, 02/15/2027(a)		336	336,336
Wynn Macau Ltd. 6.75%, 02/15/2034(a)		858	869,797

			2,825,766

Consumer Non-Cyclical – 0.1%
Biocon Biologics Global PLC 6.67%, 10/09/2029(a)		1,804	1,827,452

Energy – 0.5%
Ecopetrol SA 4.625%, 11/02/2031		1,138	1,017,941
5.875%, 05/28/2045		1,152	868,435
6.875%, 04/29/2030		3,520	3,560,691
8.375%, 01/19/2036		756	781,969
8.625%, 01/19/2029		612	655,605
Gran Tierra Energy, Inc. 9.50%, 10/15/2029(a)		1,209	964,178
Medco Cypress Tree Pte. Ltd. 8.625%, 05/19/2030(a)		758	799,993
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development 9.00%, 11/14/2030(a)		940	933,608
Threelands Energy Ltd. SARL 7.45%, 10/20/2035(a)		680	689,282

			10,271,702

			38,228,118

Utility – 0.3%
Electric – 0.2%
Continuum Energy Aura Pte. Ltd. 9.50%, 02/24/2027(a)		1,085	1,102,631

	Principal Amount (000)		U.S. $ Value

India Clean Energy Holdings 4.50%, 04/18/2027(a)	U.S.$	911	$896,606
JSW Hydro Energy Ltd. 4.125%, 05/18/2031(a)		698	656,566
Limak Yenilenebilir Enerji AS 9.625%, 08/12/2030(a)		1,071	1,060,290
Orazul Energy Peru SA 6.25%, 09/17/2032(a)		567	573,039
Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(a)		1,281	1,189,332

			5,478,464

Other Utility – 0.1%
Aegea Finance SARL 7.625%, 01/20/2036(a)		406	396,256
Energuate Trust 2 0 6.35%, 09/15/2035(a)		423	421,308
Nova Securitisation SARL 5.75%, 02/03/2031(a)		1,125	1,113,053
6.50%, 02/03/2036(a)		400	394,152

			2,324,769

			7,803,233

Financial Institutions – 0.1%
Banking – 0.0%
Uzbek Industrial & Construction Bank ATB 8.95%, 07/24/2029(a)		414	450,643

Finance – 0.0%
Sammaan Capital Ltd. 7.50%, 10/16/2030(a)		1,088	1,095,137

REITs – 0.1%
Mobiliare Latam SA/Mobiliare Latam Mexico SA de CV 6.75%, 11/10/2032(a)		1,147	1,133,523

			2,679,303

Total Emerging Markets - Corporate Bonds (cost $55,364,677)			48,710,654

AGENCIES – 1.3%
Agency Debentures – 1.3%
Federal Home Loan Banks 5.50%, 07/15/2036		8,695	9,478,941
Federal Home Loan Mortgage Corp. 6.25%, 07/15/2032(q)		10,400	11,701,040
6.75%, 03/15/2031		4,000	4,536,400
Series GDIF 6.75%, 09/15/2029		4,606	5,078,207

Total Agencies (cost $32,830,832)			30,794,588

	Principal Amount (000)		U.S. $ Value

QUASI-SOVEREIGNS – 1.2%
Quasi-Sovereign Bonds – 1.2%
Brazil – 0.1%
Caixa Economica Federal 5.625%, 05/13/2030(a)	U.S.$	1,134	$1,150,307

Kazakhstan – 0.1%
Development Bank of Kazakhstan JSC 5.25%, 10/23/2029(a)		974	995,915
5.625%, 04/07/2030(a)		1,190	1,229,621

			2,225,536

Mexico – 0.9%
Comision Federal de Electricidad 4.688%, 05/15/2029(a)		3,231	3,221,953
4.75%, 02/23/2027(a)		2,180	2,189,636
5.70%, 01/24/2030(a)		1,320	1,346,070
6.50%, 01/28/2051(a)		1,281	1,286,124
Petroleos Mexicanos 5.50%, 06/27/2044		4,248	3,248,063
5.625%, 01/23/2046		1,872	1,418,246
6.375%, 01/23/2045		3,602	2,931,668
8.75%, 06/02/2029		3,503	3,761,889

			19,403,649

Trinidad & Tobago – 0.0%
Trinidad Generation UnLtd. 7.75%, 06/16/2033(a)		747	784,724

Turkey – 0.1%
TC Ziraat Bankasi AS 7.25%, 02/04/2030(a)		1,901	1,970,500
Turkiye Ihracat Kredi Bankasi AS 6.875%, 07/03/2028(a)		845	873,255

			2,843,755

Total Quasi-Sovereigns (cost $24,866,407)			26,407,971

EMERGING MARKETS - SOVEREIGNS – 1.1%
Angola – 0.1%
Angolan Government International Bond 8.00%, 11/26/2029(a)		3,243	3,181,188

Dominican Republic – 0.3%
Dominican Republic International Bond 4.50%, 01/30/2030(a)		5,298	5,176,146
8.625%, 04/20/2027(a)		549	564,165

			5,740,311

	Principal Amount (000)		U.S. $ Value

El Salvador – 0.1%
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.65%, 01/24/2033(a)	U.S.$	2,204	$2,352,770
El Salvador Government International Bond 9.25%, 04/17/2030(a)		946	1,026,410

			3,379,180

Ivory Coast – 0.1%
Ivory Coast Government International Bond 5.75%, 12/31/2032(a) (m)		1,143	1,141,704
6.375%, 03/03/2028(a)		639	647,195

			1,788,899

Senegal – 0.1%
Senegal Government International Bond 4.75%, 03/13/2028(a)	EUR	1,465	1,277,449
6.25%, 05/23/2033(a)	U.S.$	1,185	681,144
Series 7Y 7.75%, 06/10/2031(a)		1,340	807,769

			2,766,362

South Africa – 0.1%
Republic of South Africa Government International Bond 7.25%, 12/11/2055(a)		224	217,448
7.95%, 11/19/2054(a)		2,475	2,594,580

			2,812,028

Turkey – 0.2%
Hazine Mustesarligi Varlik Kiralama AS 6.75%, 09/01/2030(a)		3,064	3,198,157
Turkiye Government International Bond 6.95%, 09/16/2035		1,152	1,166,757

			4,364,914

Ukraine – 0.1%
Ukraine Government International Bond 0.00%, 02/01/2030(a) (m)		214	134,966
0.00%, 02/01/2035(a) (m)		464	261,701
4.50%, 02/01/2035(a) (m)		139	85,607
4.50%, 02/01/2036(a) (m)		1,242	754,176

			1,236,450

Total Emerging Markets - Sovereigns (cost $25,730,301)			25,269,332

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - SOVEREIGN BONDS – 0.9%
Chile – 0.0%
Chile Electricity Lux MPC II SARL 5.672%, 10/20/2035(a)	U.S.$	619	$639,249

Colombia – 0.3%
Colombia Government International Bond 3.125%, 04/15/2031		903	784,346
5.75%, 11/26/2034	EUR	416	478,746
6.50%, 11/26/2038		498	578,941
7.375%, 04/25/2030	U.S.$	2,059	2,162,979
8.00%, 11/14/2035		1,566	1,677,578

			5,682,590

Mexico – 0.1%
Mexico Government International Bond 5.375%, 03/22/2033		1,279	1,264,931

Panama – 0.2%
Panama Notas del Tesoro 3.75%, 04/17/2026		5,027	5,007,344

Romania – 0.3%
Romanian Government International Bond 5.75%, 09/16/2030(a)		2,548	2,625,816
5.75%, 03/24/2035(a)		4,836	4,799,730

			7,425,546

Total Governments - Sovereign Bonds (cost $19,749,231)			20,019,660

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Non-Agency Fixed Rate CMBS – 0.4%
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2016-UB10, Class C 4.875%, 07/15/2049		372	360,968
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.308%, 05/15/2052(p)		10,017	341,687
CD Mortgage Trust Series 2017-CD3, Class XA 0.976%, 02/10/2050(p)		12,172	83,469
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.337%, 05/10/2058(p)		2,973	1,098
CSAIL Commercial Mortgage Trust Series 2019-C15, Class B 4.476%, 03/15/2052		960	911,856
GS Mortgage Securities Trust Series 2011-GC5, Class C 5.141%, 08/10/2044(a)		375	345,156
Series 2011-GC5, Class D 5.141%, 08/10/2044(a)		4,025	3,115,490
Series 2016-GS3, Class XA 1.158%, 10/10/2049(p)		26,212	45,108

	Principal Amount (000)		U.S. $ Value

Series 2019-GC39, Class XA 1.069%, 05/10/2052(p)	U.S.$	11,678	$348,712
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class G 3.608%, 12/15/2047(a)		831	487,010
Series 2016-JP2, Class XA 1.732%, 08/15/2049(p)		10,411	2,458
LCCM Series 2017-LC26, Class XA 1.502%, 07/12/2050(a) (p)		30,052	389,156
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C9, Class D 3.794%, 05/15/2046(a)		680	628,814
Series 2015-C22, Class XA 0.521%, 04/15/2048(p)		1,750	36
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.457%, 06/15/2050(p)		5,655	65,272
Series 2019-C16, Class XA 1.518%, 04/15/2052(p)		13,359	487,872
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class B 3.649%, 03/10/2046(a)		1,033	1,010,614
Series 2013-C5, Class C 3.756%, 03/10/2046(a)		782	733,171
Wells Fargo Commercial Mortgage Trust Series 2016-C36, Class XA 1.142%, 11/15/2059(p)		38,156	111,779
Series 2016-LC24, Class XA 1.576%, 10/15/2049(p)		22,764	100,296
Series 2016-LC25, Class XA 0.792%, 12/15/2059(p)		14,850	53,843

			9,623,865

Agency CMBS – 0.0%
Government National Mortgage Association Series 2006-32, Class XM 0.154%, 11/16/2045(p)		30	0

Total Commercial Mortgage-Backed Securities (cost $11,017,000)			9,623,865

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.4%
United States – 0.4%
Texas Department of Transportation State Highway Fund (Texas Dept. of Transportation State Highway Fund) Series 2010-B 5.178%, 04/01/2030		2,560	2,612,802

	Principal Amount (000)		U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041(j)	U.S.$	6,915	$6,391,499

Total Local Governments - US Municipal Bonds (cost $9,475,000)			9,004,301

	Shares

PREFERRED STOCKS – 0.2%
Industrials – 0.2%
Auto Components – 0.2%
Energy Technology 0.00%(h) (i) (j) (k)		3,093	3,479,625

Technology – 0.0%
Veritas US, Inc. 0.00%(h) (i) (j) (k)		1,336	29,816

Total Preferred Stocks (cost $2,346,857)			3,509,441

	Principal Amount (000)

BANK LOANS – 0.1%
Financial Institutions – 0.1%
Financial Services – 0.1%
Colossus Acquireco LLC 5.410% (SOFR 4 + 1.75%), 07/30/2032(r)	U.S.$	1,885	1,877,413

Industrial – 0.0%
Technology – 0.0%
Loyalty Ventures, Inc. 14.000% (PRIME 3 Month + 5.50%), 11/03/2027(h) (i) (k) (n) (r)		4,133	31,000
Peraton Corp. 7.517% (CME Term SOFR 3 Month + 3.75%), 02/01/2028(r)		1,547	1,426,501

			1,457,501

Total Bank Loans (cost $7,529,194)			3,334,914

	Shares

COMMON STOCKS – 0.1%
Financials – 0.1%
Financial Services – 0.1%
Curo Group Holdings LLC(i)		135,587	1,107,339

Communication Services – 0.0%
Diversified Telecommunication Services – 0.0%
Altice France SA/LuxCo3(h) (i) (k)		19,875	380,475
Paysafe Ltd.(i)		8,409	57,686

			438,161

Company	Shares		U.S. $ Value

Industrials – 0.0%
Electrical Equipment – 0.0%
Energy Technology(h) (i) (k)		497	$248,500

Transportation Infrastructure – 0.0%
Spirit Airlines LLC(i)		51,999	15,600

			264,100

Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
New Fortress Energy, Inc.(i) (k)		106,620	141,805

Consumer Staples – 0.0%
Household Products – 0.0%
Southeastern Grocers, Inc.(h) (i) (k) (l)		71,086	2,843

Consumer Discretionary – 0.0%
Diversified Consumer Services – 0.0%
AG Tracker(h) (i) (k)		45,030	0

Total Common Stocks (cost $4,131,604)			1,954,248

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN AGENCIES – 0.0%
Kazakhstan – 0.0%
Baiterek National Managing Holding JSC 5.45%, 05/08/2028(a) (cost $1,026,680)	U.S.$	1,031	1,047,290

	Shares

SHORT-TERM INVESTMENTS – 0.4%
Investment Companies – 0.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.54%(s) (t) (u) (cost $8,902,746)		8,902,746	8,902,746

Total Investments – 121.8% (cost $2,807,427,593)(v)			2,800,034,422
Other assets less liabilities – (21.8)%			(500,321,101)

Net Assets – 100.0%			$2,299,713,321

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	588	March 2026	$44,692,654	$(62,450)
Euro-BTP Futures	303	March 2026	43,497,978	258,262
Euro-OAT Futures	299	March 2026	43,214,372	347,002
U.S. Long Bond (CBT) Futures	467	March 2026	53,763,375	(696,025)
U.S. T-Note 2 Yr (CBT) Futures	189	March 2026	39,405,024	15,366
U.S. T-Note 5 Yr (CBT) Futures	715	March 2026	77,884,727	(333,664)
U.S. T-Note 10 Yr (CBT) Futures	87	March 2026	9,729,047	(65,375)
U.S. Ultra Bond (CBT) Futures	2	March 2026	234,875	(941)
Sold Contracts
Canadian 10 Yr Bond Futures	488	March 2026	43,393,706	411,430
Euro-Bund Futures	259	March 2026	39,348,899	162,427
Japan 10 Yr Bond (OSE) Futures	50	March 2026	42,520,677	600,809
Long Gilt Futures	263	March 2026	32,694,747	(50,015)
U.S. 10 Yr Ultra Futures	816	March 2026	93,151,500	1,253,051
U.S. T-Note 10 Yr (CBT) Futures	33	March 2026	3,690,328	15,461
U.S. Ultra Bond (CBT) Futures	15	March 2026	1,761,563	(3,774)

				$ 1,851,564

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	EUR	56,290	USD	67,539	04/16/2026	$590,282
UBS	CAD	2,911	USD	2,086	02/05/2026	(51,577)

						$538,705

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 44, 5 Year Index, 12/20/2030*	(1.00)%	Quarterly	0.66%	USD	69,840	$(1,142,771)	$(1,046,547)	$(96,224)
United Mexican States, 4.150%, 03/28/2027, 12/20/2030*	(1.00)	Quarterly	0.89	USD	6,000	(37,422)	17,470	(54,892)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00	Quarterly	2.96	USD	62,053	5,561,355	4,435,147	1,126,208
CDX-NAIG Series 45, 5 Year Index, 12/20/2030*	1.00	Quarterly	0.49	USD	71,020	1,682,297	1,602,952	79,345

						$6,063,459	$5,009,022	$1,054,437

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
NZD	46,430	07/04/2035	3 Month BKBM	4.045%	Quarterly/Semi-Annual	$(322,017)	$—	$(322,017)
NZD	23,390	10/06/2035	3 Month BKBM	3.710%	Quarterly/Semi-Annual	(449,561)	—	(449,561)

						$(771,578)	$—	$(771,578)

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Goldman Sachs International
GSVLSUT3	FedFundEffective minus 1.20%	Maturity	USD	700	03/25/2026	$244,942
GSVLSUT3	FedFundEffective minus 1.20%	Maturity	USD	1,401	03/25/2026	202,337

						$447,279

REVERSE REPURCHASE AGREEMENTS

Broker	Currency	Principal Amount (000)	Interest Rate	Maturity	U.S. $ Value at January 31, 2026
HSBC Securities (USA), Inc.†	USD	11,726	3.35%	—	$11,744,550

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on January 31, 2026.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

	Overnight and Continuous	Up to 30 Days	31-90 Days	Greater than 90 Days	Total

Agencies	$11,744,550	$—	$—	$—	$11,744,550

**	Principal amount less than 500.
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2026, the aggregate market value of these securities amounted to $740,562,996 or 32.2% of net assets.

(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open centrally cleared swaps.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2026.
(f)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at January 31, 2026.
(g)	Defaulted matured security.
(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(i)	Non-income producing security.
(j)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.93% of net assets as of January 31, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Digicel Group Holdings Ltd. Zero Coupon, 12/31/2030	11/16/2023	$15,230	$889	0.00%
Energy Technology 0.00%	10/26/2020	2,325,936	3,479,625	0.15%
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	10/26/2020	0	0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019-12/01/2019	692,006	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2023	02/19/2015	861,787	0	0.00%
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.30%, 09/15/2031	04/24/2024	2,566,325	2,580,360	0.11%
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV 0.00%, 11/20/2035	12/2/2025-01/20/2026	7,018,583	7,022,401	0.31%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028	09/18/2025	2,031,429	1,900,834	0.08%
Veritas US, Inc. 0.00%,	12/09/2024	20,921	29,816	0.00%
Wisconsin Public Finance Authority (Catholic Bishop of Chicago/The) Series 2021 5.75%, 07/25/2041	08/03/2021	6,915,000	6,391,499	0.28%

(k)	Fair valued by the Adviser.
(l)	Escrow shares.
(m)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2026.
(n)	Defaulted.
(o)	Inverse interest only security.
(p)	IO - Interest Only.

(q)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(r)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at January 31, 2026.
(s)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(t)	The rate shown represents the 7-day yield as of period end.
(u)	Affiliated investments.
(v)

As of January 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $43,898,846 and gross unrealized depreciation of investments was $(48,171,610), resulting in net unrealized depreciation of $(4,272,764).

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

NZD – New Zealand Dollar

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

BKBM – Bank Bill Benchmark (New Zealand)

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Merchantile Exchange

FedFundEffective – Federal Funds Effective Rate

JSC – Joint Stock Company

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

PRIME – US Bank Prime Loan Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

COUNTRY BREAKDOWN1

January 31, 2026 (unaudited)

85.1%	United States
2.1%	Spain
1.7%	United Kingdom
1.3%	Mexico
1.2%	France
0.7%	Brazil
0.7%	Italy
0.5%	India
0.5%	Colombia
0.5%	South Africa
0.4%	China
0.4%	Germany
0.3%	Canada
4.3%	Other
0.3%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.3% or less in the following: Angola, Australia, Chile, Denmark, Dominican Republic, El Salvador, Finland, Guatemala, Hong Kong, Indonesia, Ireland, Israel, Ivory Coast, Jamaica, Japan, Jersey (Channel Islands), Kazakhstan, Macau, Malaysia, Norway, Panama, Peru, Puerto Rico, Romania, Senegal, South Korea, Switzerland, Trinidad & Tobago, Turkey, Ukraine and Uzbekistan.

AB Income Fund

January 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of

January 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Governments - Treasuries	$—	$1,133,087,769	$—		$1,133,087,769
Mortgage Pass-Throughs	—	637,223,161	—		637,223,161
Corporates - Investment Grade	—	416,098,386	—		416,098,386
Collateralized Loan Obligations	—	150,903,602	—		150,903,602
Corporates - Non-Investment Grade	—	101,946,232	1,169,078	(a)	103,115,310
Asset-Backed Securities	—	81,379,340	11,503,595		92,882,935
Collateralized Mortgage Obligations	—	78,144,249	—		78,144,249
Emerging Markets - Corporate Bonds	—	48,709,765	889		48,710,654
Agencies	—	30,794,588	—		30,794,588
Quasi-Sovereigns	—	26,407,971	—		26,407,971
Emerging Markets - Sovereigns	—	25,269,332	—		25,269,332
Governments - Sovereign Bonds	—	20,019,660	—		20,019,660
Commercial Mortgage-Backed Securities	—	9,623,865	—		9,623,865
Local Governments - US Municipal Bonds	—	9,004,301	—		9,004,301
Preferred Stocks	—	—	3,509,441		3,509,441
Bank Loans	—	3,303,914	31,000		3,334,914
Common Stocks	215,091	1,107,339	631,818	(a)	1,954,248
Governments - Sovereign Agencies	—	1,047,290	—		1,047,290
Short-Term Investments	8,902,746	—	—		8,902,746

Total Investments in Securities	9,117,837	2,774,070,764	16,845,821	(a)	2,800,034,422

Investments in Securities:	Level 1	Level 2	Level 3		Total
Other Financial Instruments(b):
Assets:
Futures	$3,063,808	$—	$—		$3,063,808
Forward Currency Exchange Contracts	—	590,282	—		590,282
Centrally Cleared Credit Default Swaps	—	7,243,652	—		7,243,652
Total Return Swaps	—	447,279	—		447,279
Liabilities:
Futures	(1,212,244)	—	—		(1,212,244)
Forward Currency Exchange Contracts	—	(51,577)	—		(51,577)
Centrally Cleared Credit Default Swaps	—	(1,180,193)	—		(1,180,193)
Centrally Cleared Interest Rate Swaps	—	(771,578)	—		(771,578)

Total	$10,969,401	$2,780,348,629	$16,845,821	(a)	$2,808,163,851

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2026 is as follows:

Fund	Market Value 10/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$6,176	$116,167	$113,440	$8,903	$118